WARRANTS AND COMPENSATION OPTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF WARRANTS AND COMPENSATION OPTIONS

The following table reflects the continuity of warrants and compensation options:

	Historical Average Exercise Price	Number of Warrants/ Compensation options	Historical Fair value
Balance, January 1, 2023	$6.15	3,512,171	$5,905,642
Historical fair value assigned to warrants exercised	3.27	(2,364,066)	(4,418,783)
Fair value of expired warrants	4.50	(584,787)	(816,744)
Fair value of warrant issued on public offering	-	1,786,000	-
Balance, December 31, 2023	1.77	2,349,318	670,115
Historical fair value assigned to warrants exercised	0.74	(1,680,395)	(1,260,120)
Fair value of expired warrants	1.17	(14,250)	(16,616)
Fair value of warrants issued on private placements	1.00	11,804,753	11,764,359
Other warrants issued on private placements (1)	-	8,111,112	-
Other warrants exercised (1)	-	(1,598,200)	-
Balance, December 31, 2024	1.05	18,972,338	11,157,738
Fair value of warrants issued on private placements	3.34	11,000,000	36,706,752
Historical fair value assigned to warrants exercised	1.07	(1,961,733)	(2,098,780)
Other warrants exercised (1)	-	(4,282,028)	-
Other warrants issued on private placements (1)	-	13,636,364	-
Adjustment due to change in functional currency	-	-	(15,166,108)
Balance, December 31, 2025	$3.77	37,364,941	$30,599,602

(1)	The fair value of these warrants is included in derivative warrant liability. (Note 10)

SCHEDULE OF DETAILS OF WARRANTS

The following table reflects the details of warrants:

Expiry Date	Exercise Price	Balance January 1, 2025	Warrants Issued	Warrants Exercised	Balance December 31, 2025
Dec 2, 2025	3.56	24,000	-	(24,000)	-
Dec 4, 2028	1.09	187,800	-	(187,800)	-
Jan 24, 2029	1.09	3,942,761	-	(1,373,571)	2,569,190
May 3, 2029	3.06	3,258,390	-	(3,258,390)	-
May 10, 2029	3.06	3,448,275	-	(1,400,000)	2,048,275
July 19, 2029	4.00	3,333,334	-	-	3,333,334
Sep 25, 2029	5.00	2,000,000	-	-	2,000,000
Dec 4, 2029	6.00	2,777,778	-	-	2,777,778
May 22, 2030	6.00	-	6,000,000	-	6,000,000
Jul 17, 2030	5.86	-	5,000,000	-	5,000,000
Oct 7, 2030	7.03	-	13,636,364	-	13,636,364
	$1.09 - $7.03	18,972,338	24,636,364	(6,243,761)	37,364,941